Commitments and Contingencies, detail (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Fixed non-cancellable revenues under time charter contracts [Abstract]
Year 1	$ 124,053
Year 2	48,663
Year 3	10,661
Total	$ 183,377